Stock Compensation Plans (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2018	Dec. 31, 2017
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Summary of Stock Option Activity

The following table summarizes stock option activity under the 2012 Plan, the 2014 Plan and the Inducement Plan:

	Options	Weighted- Average Exercise Price	Weighted- Average Remaining Contractual Term (Years)	Aggregate Intrinsic Value
Outstanding as of January 1, 2018	6,083,482	$6.76
Granted	2,815,900	$6.05
Exercised	(830)	$5.35
Forfeited or expired	(1,444,286)	$5.33

Outstanding as of September 30, 2018	7,454,266	$6.77	6.5	$—

Options vested and expected to vest as of September 30, 2018	6,744,346	$6.87	6.2	$—

Options exercisable as of September 30, 2018	4,473,207	$7.34	4.7	$—

The following table summarizes stock option activity under the 2012 and 2014 Plans:

	Options	Weighted- Average Exercise Price	Weighted- Average Remaining Contractual Term (Years)	Aggregate Intrinsic Value (In Thousands)
Consolidated Balance Sheet Data:
Outstanding as of January 1, 2017	4,841,274	$7.78
Granted	1,405,054	$3.28
Exercised	(2,889)	$1.84
Forfeited and expired	(159,957)	$7.38

Outstanding as of December 31, 2017	6,083,482	$6.76	7.0	$6,709

Options vested and expected to vest as of December 31, 2017	5,980,525	$6.79	6.9	$6,530

Options exercisable as of December 31, 2017	3,562,490	$7.94	5.7	$2,491

Schedule of Stock Options	The following table summarizes information about stock options (in thousands):

	Years Ended December 31,
	2017	2016	2015
Aggregate intrinsic value of options exercised	$10	$39	$1,235

Ranges of Underlying Assumptions Used in BSM Option Pricing Model to Determine Fair Value of Stock Options Granted to Employees and Nonemployees

The following are the ranges of underlying assumptions used in the BSM option pricing model to determine the fair value of stock options granted to employees and to non-employees under all stock plans:

Nine Months Ended September 30,
	2018	2017
Employees:
Risk-free interest rate	2.0% - 2.5%	1.5% - 1.9%
Expected dividend yield	0%	0%
Expected volatility	79.7% - 82.0%	82.6% - 85.4%
Expected term of options (years)	5.9 - 6.2	5.9 - 6.1
Fair value of common stock	$0.45 - $8.00	$2.75 - $5.05
Non-employees:
Risk-free interest rate	1.0% - 3.0%	1.0% - 1.9%
Expected dividend yield	0%	0%
Expected volatility	70.7% - 82.3%	71.6% - 83.9%
Expected term of options (years)	0.1 - 9.3	0.8 - 4.5
Fair value of common stock	$0.28 - $6.85	$2.90 - $5.05

The following are the ranges of underlying assumptions used to determine the fair value of stock options granted to employees and non-employees:

Years Ended December 31,
	2017	2016	2015
Employees and Directors
Risk-free interest rate	1.5% - 2.0%	1.5% - 1.7%	1.7% - 1.9%
Expected dividend yield	— %	— %	— %
Expected volatility	82% - 85%	77% - 86%	73% - 92%
Expected term of options (years)	5.9 - 6.1	5.9 - 6.0	5.8 - 6.0
Range of common stock value	$2.75 - $5.80	$5.90 - $8.97	$4.57 - $26.71
Non-Employees
Risk-free interest rate	1.0% - 2.1%	0.5 - 1.9%	0.1% - 1.9%
Expected dividend yield	— %	— %	— %
Expected volatility	66% - 84%	77% - 97%	56% - 94%
Expected term of options (years)	0.5 - 4.5	02. - 5.5	0.3 - 6.0
Range of common stock value	$2.90 - $5.95	$4.35 - $9.07	$4.04 - $25.01

Schedule of Stock-based Compensation Expense for Stock Awards Recognized

Net stock-based compensation expense for all stock awards recognized in our condensed consolidated statements of operations is as follows (in thousands):

	Three Months Ended September 30,		Nine Months Ended September 30,
	2018	2017	2018	2017
Employees:
Research and development	$(474)	$414	$299	$1,244
General and administrative	233	777	2,592	2,343

Total	$(241)	$1,191	$2,891	$3,587

Non-employees:
Research and development	$(11)	$33	$80	$56
General and administrative	(11)	—	126	—

Total	$(22)	$33	$206	$56

The following tables summarize the allocation of stock-based compensation expense to employees and non-employees (in thousands):

	Years Ended December 31,
	2017	2016	2015
Employees and Directors
Research and development	$1,645	$1,758	$1,412
General and administrative	3,742	2,751	2,012

Total	$5,387	$4,509	$3,424

Non-Employees
Research and development	$93	$153	$490
General and administrative	—	16	115
Total	$93	$169	$605